EQUITY - Narrative (Details)	12 Months Ended
	Dec. 31, 2021 USD ($) shares $ / shares	Dec. 31, 2020 USD ($) shares $ / shares	Dec. 31, 2021 $ / shares	Dec. 31, 2021 USD ($) shares
Disclosure of classes of share capital [line items]
Dividends paid, ordinary shares per share | $ / shares	$ 0.52	$ 0.48
Expense incurred with respect to MSOP	$ 25,000,000	$ 24,000,000
Expense from share-based payment transactions with employees	$ 121,000,000	94,000,000
Management Share Option Plan | Equity-Settled Share-Based Payment Arrangement
Disclosure of classes of share capital [line items]
Weighted-average fair value of a unit		5.54		$ 6.97
Escrowed Stock Plan | Equity-Settled Share-Based Payment Arrangement
Disclosure of classes of share capital [line items]
Weighted-average fair value of a unit		5.54		6.99
Deferred Stock Units and Restricted Stock Units | Employees and Directors | Cash-Settled Share-Based Payment Arrangement
Disclosure of classes of share capital [line items]
Share based awards, vesting period	5 years
Expense from share-based payment transactions with employees	$ 11,000,000	5,000,000
Share Options Vested In Share-Based Payment Arrangement	$ 1,900,000,000	$ 1,300,000,000
Reinsurance
Disclosure of classes of share capital [line items]
Special Dividends				$ 538,000,000
Common Class A | Management Share Option Plan | Executives [Member] | Top of range | Equity-Settled Share-Based Payment Arrangement
Disclosure of classes of share capital [line items]
Share based awards, vesting period	5 years
Share-Based Compensation Arrangement By Share-Based Payment Award, Expiration Period1	10 years
Common Class A | Escrowed Stock Plan | Executives [Member] | Equity-Settled Share-Based Payment Arrangement
Disclosure of classes of share capital [line items]
Number of shares purchased (in shares) | shares	5,300,000	3,800,000
Expense from share-based payment transactions with employees	$ 41,000,000	$ 35,000,000
Common Class A | Escrowed Stock Plan | Executives [Member] | Top of range | Equity-Settled Share-Based Payment Arrangement
Disclosure of classes of share capital [line items]
Share based awards, vesting period	5 years
Share-Based Compensation Arrangement By Share-Based Payment Award, Expiration Period1	10 years
Common Class A | Restricted Stock | Executives [Member] | Equity-Settled Share-Based Payment Arrangement
Disclosure of classes of share capital [line items]
Share based awards, vesting period	5 years
Expense from share-based payment transactions with employees	$ 43,000,000	$ 30,000,000
Share based awards, hold period	5 years
Number of instruments granted in share-based payment arrangement | shares	3,100,000	1,000,000
Number of instruments granted in share-based payment arrangement, converted | shares	1,500,000
Preferred shares
Disclosure of classes of share capital [line items]
Par value per share (in cad per share) | $ / shares			$ 25.00
Common shares | Common Class B
Disclosure of classes of share capital [line items]
Number of shares authorised (in shares) | shares				85,120
Common shares | Common Class A | Brookfield Property Partners L.P. [Member]
Disclosure of classes of share capital [line items]
Number of shares issued | shares				60,900,000